NOTES PAYABLE (Details Textual) - MG Cleaners Llc [Member] - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 07, 2017	May 31, 2017	May 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 02, 2017	Jan. 27, 2017	Aug. 05, 2015	Apr. 16, 2015	Jan. 31, 2015	Jan. 02, 2015	Dec. 31, 2014	Dec. 19, 2014	Jul. 29, 2013	Jun. 22, 2012	Oct. 15, 2010
Debt Instrument, Face Amount									$ 119,776							$ 23,843
Debt Instrument, Interest Rate, Stated Percentage									7.25%							7.50%
Notes Payable				$ 361,646	$ 545,897	$ 509,635	$ 533,940							$ 467,714		$ 4,494
Accounts Receivable, Net, Current	$ 92,791			350,253		285,923	208,971
Repayments of Notes Payable			$ 50,000	148,014	58,743	95,005	224,220
Sale Of Accounts Receivables						70,700	40,800
Income Taxes Paid				0	0	0	0
Proceeds from Lines of Credit				322,303	$ 0
Capital Stack LLC [Member]
Proceeds from Sale of Other Assets	100,000
Due from Related Parties	$ 143,000
Accounts Receivable Financing Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000	1,000,000
Payments for Other Fees			1,330
Long-term Debt, Gross		200,000	$ 200,000
Line of Credit Facility, Borrowing Capacity, Description			The financing facility provides for the Borrower to have access to the lesser of (i) $1 million or (ii) 85% of Net Amount of Eligible Receivables (as defined in the financing agreement).
Line of Credit Facility, Interest Rate Description			The financing facility has an interest rate of 7.25% in excess of the prime rate reported by the Wall Street Journal per annum, with a floor minimum rate of 11.5%.
Debt Instrument, Fee			Borrower is obligated to pay Crestmark Bank a fee of $20,000 and if terminated after the first anniversary and prior to the second anniversary then Borrower shall pay a fee of $5,000.
Payment Of Accrued Liabilities				51,342
Payment Of Debt And Accrued Liabilities				172,241
Repayments of Lines of Credit				50,000
Income Taxes Paid				70,898
Proceeds from Lines of Credit				322,303
Debt Instrument, Term			2 years
Secured Note January 2017 [Member]
Debt Instrument, Interest Rate, Stated Percentage									7.25%
Notes Payable				58,544		0
Secured Note January 2015 [Member]
Notes Payable				0		24,075	33,914
Secured Note April 2015 [Member]
Notes Payable				0		32,772	39,432
Secured Note February 2017 [Member]
Notes Payable				47,982		0
Secured Note August 2015 [Member]
Notes Payable						54,466	25,505
Secured Note October 2010 [Member]
Notes Payable				255,120		274,077	301,469
Secured Note June 2012 [Member]
Notes Payable						0	4,191
Secured Note July 2013 [Member]
Notes Payable				0		4,494	9,678
Secured Note December 2014 [Member]
Notes Payable				$ 0		$ 119,751	$ 119,751
Notes Payable to Banks [Member] | Secured Note January 2017 [Member]
Debt Instrument, Face Amount									$ 119,776
Debt Instrument, Interest Rate, Stated Percentage									7.25%
Repayments of Notes Payable		$ 50,000
Notes Payable to Banks [Member] | Secured Note January 2015 [Member]
Debt Instrument, Face Amount													$ 43,025
Debt Instrument, Interest Rate, Stated Percentage													6.00%
Notes Payable to Banks [Member] | Secured Note April 2015 [Member]
Debt Instrument, Face Amount											$ 45,328
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Notes Payable to Banks [Member] | Secured Note February 2017 [Member]
Debt Instrument, Face Amount								$ 53,610
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Notes Payable to Banks [Member] | Secured Note June 2012 [Member]
Debt Instrument, Face Amount																	$ 32,230
Debt Instrument, Interest Rate, Stated Percentage																	7.50%
Notes Payable to Banks [Member] | Secured Note December 2014 [Member]
Debt Instrument, Face Amount															$ 120,025
Debt Instrument, Interest Rate, Stated Percentage															7.25%
Notes Payable, Other Payables [Member] | Secured Note August 2015 [Member]
Debt Instrument, Interest Rate, Stated Percentage										28.75%
Notes Payable, Other Payables [Member] | Secured Note October 2010 [Member]
Debt Instrument, Face Amount												$ 307,391						$ 450,000
Debt Instrument, Interest Rate, Stated Percentage												6.00%						8.00%
Notes Payable, Other Payables [Member] | Secured Note July 2013 [Member]
Debt Instrument, Face Amount																$ 23,843
Debt Instrument, Interest Rate, Stated Percentage																7.50%